Other Results	12 Months Ended
Dec. 31, 2021
Disclosure Of Other Results [Line Items]
Other results
11.
Other results

Other results is composed of the following categories:

	2021	2020	2019
Interest Income from Financial Instruments (i)	2,556	443	217
Fair value gains of financial assets at FVPL (i)	(16)	9	56
Other finance income (ii)	-	50	6
Finance income	2,540	502	279

	2021	2020	2019
Interest charges for lease liabilities (iii)	(142)	(20)	(30)
Other finance expenses	(402)	(47)	—
Finance costs	(544)	(67)	(30)
Inflation adjustment (iv)	(334)	38	10
Other results	1,662	473	259

(i)
Corresponds to interests and fair value gains from financial assets measured at fair value through profit and loss. dLocal invested in debt instruments during 2021 that generated interest income of USD 2,524 (USD 427 in 2020 and USD 217 in 2019). For further information refer to Note 15: Financial assets at fair value through profit or loss.
(ii)
During 2020, due to the effects of the COVID-19 pandemic the Group agreed with the lessor of the office at WTC Free Zone to have an exoneration of three-monthly installments that amounted to USD 50.
(iii)
Interest charges for lease liabilities correspond to the application of IFRS 16 Leases. For further information refer to Note 19: Leases.
(iv)
Following IAS 29 requirements, Argentina’s economy is considered hyperinflationary. In this sense, the financial statements of subsidiary dLocal Argentina was restated to reflect the purchasing power of the currency and therefore a gain on net monetary position arose.